Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Areas (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	$ 42,228,757	$ 39,075,090	$ 28,378,669
Asia [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	17,889,696	13,349,871	12,481,669
Hong Kong [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	8,135,135	9,718,300	8,117,692
China [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	7,062,559	7,758,825	2,770,967
Non-Asia [Member]
Schedule of Revenue by Geographic Areas [Line Items]
Revenue by geographic areas	$ 9,141,367	$ 8,248,094	$ 5,008,341